SCHEDULE OF OTHER ACCOUNTS RECEIVABLES COMPOSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Prepaid expenses	$ 350	$ 83
Government authorities	624	788
Other receivables	30	125
Other accounts receivables	$ 1,004	$ 996